RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Private Placement

On August 24, 2018, the Company entered into (i) a share purchase agreement with Beachhead Holdings Limited (“Centurium”) and Double Double Holdings Limited (“DD”), which were then affiliated with two directors of the Company, Mr. David Hui Li and Mr. Joseph Chow, and is affiliated with Mr. David Hui Li, (ii) a share purchase agreement with PWM, the then largest shareholder of the Company with a director representative, Ms. Yue’e Zhang (iii) share purchase agreements with two third party investors, for the issuance and sale of 3,050,000, 800,000 and 2,000,000 ordinary shares of CBP at a per share purchase price of $100.9, respectively, to raise aggregate gross proceeds of approximately $590 million. The transaction was approved by a special committee formed by the board of directors of the Company, consisting of two independent directors. On the same date, CBP issued 1,800,000 ordinary shares to Centurium and 2,000,000 ordinary shares to two third party investors, pursuant to their respective share purchase agreements. On September 4, 2018, DD assigned its rights and obligations under the share purchase agreement to Centurium and CBP issued 1,250,000 additional ordinary shares to Centurium thereafter. On September 21, 2018, CBP issued 800,000 ordinary shares to PWM.

Long term equity investments

The Company’s investments without readily determinable fair values are measured using the measurement alternative, defined by ASC Topic 321, Investment-Equity Securities, at cost, less impairments, and adjusted up or down based on observable price changes in orderly transactions for identical or similar investments of the same issuer. Any adjustments resulting from impairments and/or observable price changes will be recorded in consolidated statements of comprehensive income.

On November 28, 2018, the Company entered into a share transfer agreement with Smart Step Investments Limited (“Smart Step”), the then largest shareholder of Beijing Taijie Weiye Technology Co., Ltd. (“TJWY Medical”), pursuant to which the Company purchased approximately 11.55% equity interests of TJWY Medical from Smart Step in a cash consideration of $10,812,893. Pursuant to the share transfer agreement, the Company has the right (the “put option”) to request Smart Step to redeem full or part of the equity interests in TJWY transferred at the original purchase price plus 6% compound interest rate per annum. Such put option can be exercised by the Company within 6 months from the third anniversary of the closing date of the transaction. The investment and put option are both accounted under ASC 321. The Company measured this put option at cost, less impairments. The carry amount of investment and put option are $10.0 million and $0.8 million based on the relative fair value upon completion of the transaction.

The Company paid 100% cash consideration on December 21, 2018. The transaction was completed on January 23, 2019.

TJWY Medical is a manufacturer of interventional products. The ultimate beneficial owner of Smart Step is the mother of Ms. Yue’e Zhang, a director of the Company.

No impairment loss was recognized by the Company for the year ended December 31, 2019.

Acquisition of Remaining 20% Equity Interest in TianXinFu

On June 28, 2019, Taibang Biotech (Shandong) Co., Ltd., an indirect wholly-owned subsidiary of the Company, entered into a share purchase agreement with Fujian Pingtan Centurium Investment Partnership (Limited Partnership) and Xinyu Yongshuo Management and Consulting Partnership (Limited Partnership) to purchase 15% and 5%, respectively, of the equity interest in TianXinFu from such sellers for a total cash consideration of $118.9 million (the “TianXinFu Transaction”). The Company previously acquired 80% equity interest in TianXinFu in January 2018. Upon the completion of the TianXinFu Transaction, TianXinFu became an indirect wholly-owned subsidiary of the Company.

Fujian Pingtan Centurium Investment Partnership (Limited Partnership) is an affiliate of Centurium Capital, which beneficially owned approximately 25.2% of the Company’s outstanding share capital as of March 9, 2020 and at the time of the TianXinFu Transaction was affiliated with two directors on the board of directors of the Company (the “Board”), Mr. Joseph Chow and Mr. David Hui Li.

According to ASC810, the TianXinFu Transaction is accounted for as an equity transaction, and is recognized by reducing the carrying amount of the noncontrolling interest by $55.1 million. The $63.8 million  which represented excess of the cash paid ($118.9 million) over the carrying amount of the noncontrolling interest is recognized as a decrease in additional paid-in capital. In addition, the noncontrolling interest’s share of accumulated other comprehensive income is adjusted by $5.2 million through a corresponding increase in additional paid-in capital.